Debt - Fair Value of Debt (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 7,787	$ 9,928
Carrying amount [Member] | Fair value, inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	381	52
Long-term debt	3,495	2,633
Carrying amount [Member] | Fair value, inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	3,846	7,286
Estimated fair value [Member] | Fair value, inputs, Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Short-term debt	379	53
Long-term debt	3,173	2,629
Estimated fair value [Member] | Fair value, inputs, Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt	$ 3,644	$ 7,301